7. Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
6.	GOODWILL AND INTANGIBLE ASSETS

Goodwill represents the future economic benefit arising from other assets acquired that could not be individually identified and separately recognized. The goodwill arising from the Company’s acquisitions is attributable to the value of the potential expanded market opportunity with new customers. At September 30, 2020, the carrying amount of the Company’s goodwill was $8,853,261.

The following table sets forth the components of the Company’s intangible assets at September 30, 2020 and December 31, 2019:

	September 30, 2020				December 31, 2019
	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Intangible assets subject to amortization:
Customer relationships	10.00	$1,600,286	$(676,421)	$923,865	$1,600,286	$(556,400)	$1,043,886
Web filtering software	5.00	1,134,435	(850,826)	283,609	1,134,435	(680,661)	453,774
Subtotal	—	2,734,721	(1,527,248)	1,207,473	2,734,721	(1,237,061)	1,497,660
Intangible assets not subject to amortization:
Trade names	—	4,455,595	—	4,455,595	4,455,595	—	4,455,595
Total intangible assets	—	$7,190,316	$(1,527,248)	$5,663,068	$7,190,316	$(1,237,061)	$5,953,255

For the nine months ended September 30, 2020 and 2019, the Company recorded amortization expense of $290,187 and $290,187, respectively, for intangible assets subject to amortization.

The following table provides information regarding estimated amortization expense for intangible assets subject to amortization for each of the following years ending December 31:

2020	$386,916
2021	386,916
2022	160,029
2023	160,029
2024	160,029
Thereafter	243,742
$1,497,660

7.	GOODWILL AND INTANGIBLE ASSETS

The following table sets forth the changes in the carrying amount of the Company’s goodwill at December 31, 2019 and 2018:

Balance, January 1, 2018	$8,800,761
Additions, impairments and other changes	52,500
Balance, December 31, 2018	8,853,261
Additions, impairments or other changes	–
Balance, December 31, 2019	$8,853,261

During the year ended December 31, 2019, the Company issued 150,000 shares valued at $52,000 to acquire the assets of Bonnie Boat & Friends, a preschool entertainment and consumer products brand.

The following table sets forth the components of the Company’s intangible assets at December 31, 2019 and 2018:

	December 31, 2019				December 31, 2018
	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Intangible assets subject to amortization:
Customer relationships	10.00	$1,600,286	$(556,400)	$1,043,886	$1,600,286	$(396,371)	$1,203,915
Mobile software applications	2.00	282,500	(282,500)	–	282,500	(282,500)	–
Web filtering software	5.00	1,134,435	(680,661)	453,774	1,134,435	(453,774)	680,661
Noncompete agreements	2.00	846,638	(846,638)	–	846,638	(846,638)	–
Subtotal	–	3,863,859	(1,979,283)	1,497,660	3,863,859	(1,979,283	1,884,576
Intangible assets not subject to amortization:
Trade names	–	4,455,595	–	4,455,595	4,455,595	–	4,455,595
Total intangible assets	–	$8,319,454	$(1,979,283)	$5,953,255	$8,319,454	$(1,979,283)	$6,340,171

The Company recorded amortization expense for intangible assets subject to amortization of $386,916 for the year ended December 31, 2019 and $428,686 during the year ended December 31, 2018.

The following table provides information regarding estimated amortization expense for intangible assets subject to amortization for each of the following years ending December 31:

2020	$386,916
2021	386,916
2022	160,029
2023	160,029
2024	160,029
Thereafter	243,742
$1,497,660